Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Transamerica International Stock (the “fund”)
Supplement to the Currently Effective Retail Prospectus
* * *
The following information supplements and supersedes certain corresponding information contained in the Retail Prospectus concerning the fund.
* * *
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Summary section of the Retail Prospectus for the fund is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	I	R6
Management fees	0.70%	0.70%	0.70%
Distribution and service (12b‑1) fees	0.25%	None	None
Other expenses	0.23%[1]	0.21%[1]	0.11%
Total annual fund operating expenses	1.18%	0.91%	0.81%
Fee waiver and/or expense reimbursement[2]	0.00%	0.07%	0.00%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.18%	0.84%	0.81%

[1]	Other expenses are based on estimates for the current fiscal year.

[2]
Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2026 to waive fees and/or reimburse fund expenses to the extent that the total annual fund operating expenses exceed 1.25% for Class A shares, 0.84% for Class I shares and 0.81% for Class R6 shares, excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to March 1, 2026 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will TAM recapture any amount that would result, on any particular business day of the fund, in the class’ total annual operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

The “Example” tables included in the Summary section of the Retail Prospectus are deleted in their entirety and replaced with the following:

	1 year	3 years	5 years	10 years
Class A	$ 664	$ 904	$ 1,163	$ 1,903
Class I	$ 86	$ 276	$ 490	$ 1,106
Class R6	$ 83	$ 259	$ 450	$ 1,002
* * *
Investors Should Retain this Supplement for Future Reference
August 30, 2024

Transamerica International Stock
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Transamerica International Stock (the “fund”)
Supplement to the Currently Effective Retail Prospectus
* * *
The following information supplements and supersedes certain corresponding information contained in the Retail Prospectus concerning the fund.
* * *
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Summary section of the Retail Prospectus for the fund is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	I	R6
Management fees	0.70%	0.70%	0.70%
Distribution and service (12b‑1) fees	0.25%	None	None
Other expenses	0.23%[1]	0.21%[1]	0.11%
Total annual fund operating expenses	1.18%	0.91%	0.81%
Fee waiver and/or expense reimbursement[2]	0.00%	0.07%	0.00%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.18%	0.84%	0.81%

[1]	Other expenses are based on estimates for the current fiscal year.

[2]
Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2026 to waive fees and/or reimburse fund expenses to the extent that the total annual fund operating expenses exceed 1.25% for Class A shares, 0.84% for Class I shares and 0.81% for Class R6 shares, excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to March 1, 2026 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will TAM recapture any amount that would result, on any particular business day of the fund, in the class’ total annual operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

The “Example” tables included in the Summary section of the Retail Prospectus are deleted in their entirety and replaced with the following:

	1 year	3 years	5 years	10 years
Class A	$ 664	$ 904	$ 1,163	$ 1,903
Class I	$ 86	$ 276	$ 490	$ 1,106
Class R6	$ 83	$ 259	$ 450	$ 1,002
* * *
Investors Should Retain this Supplement for Future Reference
August 30, 2024

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2026
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimates for the current fiscal year.
Transamerica International Stock | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.23%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.18%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.18%
1 year	rr_ExpenseExampleYear01	$ 664
3 years	rr_ExpenseExampleYear03	904
5 years	rr_ExpenseExampleYear05	1,163
10 years	rr_ExpenseExampleYear10	1,903
1 year	rr_ExpenseExampleNoRedemptionYear01	664
3 years	rr_ExpenseExampleNoRedemptionYear03	904
5 years	rr_ExpenseExampleNoRedemptionYear05	1,163
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,903
Transamerica International Stock | Class I
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.21%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.91%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.07%	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.84%
1 year	rr_ExpenseExampleYear01	$ 86
3 years	rr_ExpenseExampleYear03	276
5 years	rr_ExpenseExampleYear05	490
10 years	rr_ExpenseExampleYear10	1,106
1 year	rr_ExpenseExampleNoRedemptionYear01	86
3 years	rr_ExpenseExampleNoRedemptionYear03	276
5 years	rr_ExpenseExampleNoRedemptionYear05	490
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,106
Transamerica International Stock | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.11%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.81%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.81%
1 year	rr_ExpenseExampleYear01	$ 83
3 years	rr_ExpenseExampleYear03	259
5 years	rr_ExpenseExampleYear05	450
10 years	rr_ExpenseExampleYear10	1,002
1 year	rr_ExpenseExampleNoRedemptionYear01	83
3 years	rr_ExpenseExampleNoRedemptionYear03	259
5 years	rr_ExpenseExampleNoRedemptionYear05	450
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,002

[1]	Other expenses are based on estimates for the current fiscal year.
[2]	Contractual arrangements have been made with the fund’s investment manager, Transamerica Asset Management, Inc. (“TAM”), through March 1, 2026 to waive fees and/or reimburse fund expenses to the extent that the total annual fund operating expenses exceed 1.25% for Class A shares, 0.84% for Class I shares and 0.81% for Class R6 shares, excluding, as applicable, acquired fund fees and expenses, interest (including borrowing costs and overdraft charges), taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund’s business. These arrangements cannot be terminated prior to March 1, 2026 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will TAM recapture any amount that would result, on any particular business day of the fund, in the class’ total annual operating expenses exceeding the applicable limits described above or any other lower limit then in effect.